Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
Revenues	$ 507	$ 500	$ 7,303	$ 500	$ 3,588
Inventory					19,710	77,936
Cost of Sales		2,145	350	5,990	19,710	77,936
Gross Profit (Loss)	507	(1,645)	6,953	(5,490)	(16,122)	(77,936)
Operating Expenses:
Sales and Marketing	24,484	77,109	106,745	85,057	171,509	38,348
Research and Development	30,265	4,768	30,265	11,900	12,672	200,982
Intangible Impairment	8,353	28,038	23,930	28,038	31,272	103,800
General and Administrative:
Depreciation and Amortization	12,398	137,725	73,062	422,855	559,544	646,921
Other General and Administrative	310,397	323,476	1,418,976	942,725	1,225,013	3,604,821
Total General and Administration	322,795	461,201	1,492,038	1,365,580	1,784,557	4,251,742
Total Operating Expenses	385,897	571,116	1,652,978	1,490,605	2,000,010	4,594,872
Operating Loss	(385,390)	(572,761)	(1,646,025)	(1,496,095)	(2,016,132)	(4,672,808)
Other Income (Expense)
Gain on Sale of Asset			482	450	(389)
Gain on Settlement		29,986		29,986	47,710
Gain on Debt Restructuring			516
Gain (Loss) on Debt Extinguishment	366,903		366,903	(81,738)	(81,738)
Derivative Expense	(970,600)		(1,702,100)
Interest Expense	(48,666)	(8,418)	(219,539)	(23,855)	(32,185)	(84,950)
Total Other Income (Expense)	(652,363)	21,568	(1,553,738)	(75,157)	(66,602)	(84,950)
Net Loss before taxes	(1,037,753)	(551,193)	(3,199,763)	(1,571,252)	(2,082,734)	(4,757,758)
Income Tax Provision
Net Loss	$ (1,037,753)	$ (551,193)	$ (3,199,763)	$ (1,571,252)	$ (2,082,734)	$ (4,757,758)
Net Loss Per Share: Basic and Diluted	$ (0.16)	$ (0.10)	$ (0.53)	$ (0.30)	$ (0.10)	$ (0.26)
Weighted Average Common Shares Outstanding: Basic and Diluted	6,442,549	5,525,011	6,006,382	5,170,499	21,222,359	18,451,797